Net Loss Per Common Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Common Share

Note 13. Net Loss Per Common Share

The following table sets forth the computation of basic and diluted net loss per common share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31,
	2019	2020
Numerator:
Net loss	$(51,661)	$(106,780)

Denominator:
Weighted average shares used to compute basic and diluted net loss per share	10,509,923	25,397,143

Net loss per common share—basic and diluted	$(4.92)	$(4.20)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2019	2020
Redeemable convertible preferred stock	6,234,955	125,762,535
Options to purchase common stock	2,274,845	36,594,039
Unvested RSA	49,581	208,586
Unvested early exercised common stock options	172,051	8,834,409
Vested and early exercised options subject to nonrecourse notes	—	3,059,066
Preferred stock warrants	53,023	6,319,590

Total	8,784,455	180,778,225